ACQUISITION (Tables) - iWeb Group Inc	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of purchase price allocation

Current assets, including cash acquired of $1.3 million	$4,284
Property and equipment	52,497
Goodwill	70,708
Intangible assets	40,925
Other long-term assets	689
Current liabilities	(7,119)
Deferred revenue	(3,740)
Capital lease obligations	(1,301)
Other long-term liabilities	(2,981)
Net deferred income tax liability, long-term	(8,249)
$145,713

Schedule of intangible assets acquired

	Fair Value	Weighted Average Useful Life
Customer relationships	$22,200	15 years
Trade name (1)	15,100	30 years
Beneficial leasehold interest	858	14 years
Internally developed software	2,767	5 years
Total intangible assets	$40,925

(1)	During 2015, as further described in note 7, we accelerated the useful life of the iWeb trade name to support our long-term strategy. At December 31, 2015, the unamortized balance was zero.

Schedule of unaudited pro forma results
(in thousands)
Unaudited pro forma revenue	$323,000
Unaudited pro forma net loss	(32,000)